UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06094

THE LATIN AMERICA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2007 to September 30, 2007

Item 1:           Schedule of Investments

The Latin America Equity Fund, Inc.

Schedule of Investments

September 30, 2007 (unaudited)

Description	No. of Shares	Value

EQUITY OR EQUITY-LINKED SECURITIES-98.16%
Argentina-3.43%
Capital Markets-0.80%
Pampa Holding SA, GDR† ††	141,098	$3,091,210

Commercial Banks-0.30%
Banco Patagonia SA, BDR†	56,000	1,144,348

Energy Equipment & Services-1.48%
Tenaris S.A., ADR	108,600	5,714,532

Metals & Mining-0.50%
Ternium SA, ADR	61,500	1,931,100

Thrifts & Mortgage Finance-0.35%
Banco Hipotecario S.A., ADR†	192,700	1,358,612

Total Argentina
(Cost $9,815,578)		13,239,802

Brazil-63.46%
Air Freight & Logistics-0.22%
Log-in Logistica Intermodal SA†	122,400	848,152

Airlines-1.23%
Tam S.A., PN	174,200	4,752,630

Beverages-1.83%
Companhia de Bebidas das Americas, ADR	22,600	1,599,854
Companhia de Bebidas das Americas, ADR, PN	74,500	5,448,185
		7,048,039
Building Products-0.83%
Companhia Providencia Industria e Comercio†	402,000	3,211,630

Capital Markets-0.30%
Clean Energy Brazil PLC†	477,912	1,080,778
Clean Energy Brazil PLC, warrants†	126,750	77,470
		1,158,248
Commercial Banks-7.07%
Banco Bradesco S.A., PN	281,100	8,188,565
Banco Itaú Holding Financeira S.A., PN	129,600	6,490,565
Investimentos Itaú S.A., PN	921,197	6,333,229
União de Bancos Brasileiros S.A., GDR	47,500	6,248,625
		27,260,984
Computers & Peripherals-1.07%
Bematech Industria e Comercio de Equipamentos Eletronicos SA†	222,900	1,871,633
Positivo Informatica SA	103,600	2,252,174
		4,123,807
Containers & Packaging-0.38%
Klabin S.A., PN	383,000	1,457,065

Diversified Financial Services-1.33%
Bradespar S.A., PN	90,400	5,143,957

Diversified Telecommunication-4.97%
Brasil Telecom Participações S.A.	87,605	2,327,722
GVT Holding SA†	131,500	2,787,228
Telecomunicações de São Paulo S.A., PN	72,900	2,368,458
Telemar Norte Leste S.A., PNA	45,545	1,633,679
Tele Norte Leste Participações S.A., ON	303,636	10,064,543
		19,181,630
Electric Utilities-3.73%
Centrais Elétricas Brasileiras S.A., PNB	220,200	3,075,620
Companhia Energética de Minas Gerais, ADR	159,600	3,404,268
Companhia Energética de Minas Gerais, PN	43,500	922,011
EDP - Energias do Brasil S.A.	112,700	1,867,513
Eletropaulo Metropolitana S.A., PNB	16,510,000	1,094,685
Terna Participações S.A.	246,918	4,025,837
		14,389,934
Food Products-1.79%
Cosan S.A. Industria e Comercio	107,100	1,455,163
Marfrig Frigorificos e Comercio de Alimentos SA†	93,000	960,326
Perdigao S.A.	152,100	3,305,695
Sao Martinho SA	109,000	1,199,592
		6,920,776
Health Care Providers & Services-0.75%
Diagnosticos da America S.A.	127,000	2,898,913

Household Durables-0.60%
Gafisa S.A.	52,000	871,848
Springs Global Participacoes SA†	121,000	1,428,326
		2,300,174
Independent Power Producers & Energy Traders-0.64%
Tractebel Energia S.A.	199,865	2,449,433

Internet & Catalog Retail-0.91%
B2W Compania Global do Varejo	74,400	3,497,609

IT Services-0.35%
Redecard SA†	73,000	1,356,848

Machinery-1.00%
Metalfrio Solutions SA†	145,800	2,337,554
Weg S.A.	124,200	1,501,875
		3,839,429
Marine Services-0.32%
Wilson Sons Ltd., BDR†	95,900	1,219,598

Media-0.81%
Net Servicos de Comunicacao SA, PN†	191,397	3,126,844

Metals & Mining-11.84%
Companhia Vale do Rio Doce, ADR, PNA	1,365,800	38,857,010
Gerdau S.A., PN	72,000	1,874,739
Usinas Siderúrgicas de Minas Gerais S.A.	23,000	1,793,750
Usinas Siderúrgicas de Minas Gerais S.A., PNA	45,300	3,151,304
		45,676,803
Multiline Retail-0.66%
Lojas Americanas S.A., PN	259,000	2,561,848

Oil, Gas & Consumable Fuels-12.90%
Petróleo Brasileiro S.A., ADR	768,900	49,747,830

Paper & Forest Products-0.55%
Aracruz Celulose S.A., ADR	29,000	2,134,110

Personal Products-0.45%
Natura Cosmeticos S.A.	145,520	1,739,913

Real Estate Management & Development-3.60%
Cyrela Brazil Realty S.A. Empreendimentos e Particpações	162,200	2,202,923
Cyrela Commercial Properties SA Empreendimentos e Particpações†	162,200	205,395
General Shopping Brasil SA†	317,000	2,572,179
Klabin Segall S.A.	138,031	1,335,300
MRV Engenharia e Participacoes†	56,000	1,010,435
Multiplan Empreendimentos Imobiliarios SA†	188,000	2,338,761
PDG Realty SA Empreendimentos e Particpações	307,600	4,197,737
		13,862,730
Road & Rail-2.19%
All America Latina Logistica	237,400	3,367,467
Localiza Rent a Car SA	229,100	2,328,353
Tegma Gestao Logistica SA	188,480	2,762,666
		8,458,486
Textiles, Apparel & Luxury Goods-0.33%
Companhia de Tecidos Norte de Minas S.A., PN	192,000	1,285,565

Transportation Infrastructure-0.81%
Obrascon Huarte Lain Brasil S.A.	158,400	3,133,565

Wireless Telecommunication Services-0.00%
Vivo Participações S.A., ADR	21	104

Total Brazil
(Cost $109,529,539)		244,786,654

Chile-4.40%
Beverages-0.99%
Compañia Cervecerías Unidas S.A.	175,010	1,297,385
Embotelladora Andina S.A., PNA	294,613	834,425
Embotelladora Andina S.A., PNB	140,000	435,130
Viña Concha y Toro S.A.	540,000	1,256,919
		3,823,859
Commercial Banks-0.39%
Banco Santander Chile S.A.	30,613,969	1,485,039

Electric Utilities-0.75%
Enersis S.A.	3,780,000	1,334,553
Enersis S.A., ADR	88,300	1,566,442
		2,900,995
Food & Staples Retailing-0.29%
Cencosud S.A.	280,000	1,103,570

Independent Power Producers & Energy Traders-0.46%
Empresa Nacional de Electricidad S.A.	1,249,910	1,782,268

Industrial Conglomerates-0.41%
Empresas Copec S.A.	98,000	1,585,252

Multiline Retail-0.14%
S.A.C.I. Falabella, S.A.	110,350	548,221

Paper & Forest Products-0.42%
Empresas CMPC S.A.	45,000	1,608,910

Water Utilities-0.55%
Inversiones Aguas Metropolitanas S.A., ADR††	85,204	2,122,398

Total Chile
(Cost $8,997,977)		16,960,512

Colombia-3.66%
Commercial Banks-1.44%
Bancolombia S.A., ADR	117,603	4,074,944
Corporacion Financiera Colombiana	169,417	1,473,592
		5,548,536
Diversified Financial Services-1.12%
Suramericana de Inversiones S.A.	470,274	4,332,159

Food & Staples Retailing-0.77%
Almacenes Exito S.A., GDR† ††	402,000	2,958,925

Metals & Mining-0.33%
Acerias Paz del Rio S.A.†	32,217,991	1,273,785

Total Colombia
(Cost $11,013,637)		14,113,405

Latin America-0.25%
Venture Capital-0.25%
J.P. Morgan Latin America Capital Partners (Cayman), L.P.†‡	948,642	244,361
J.P. Morgan Latin America Capital Partners (Delaware), L.P.†‡#	1,489,801	730,867
Total Latin America
(Cost $1,181,771)		975,228

Mexico-21.61%
Beverages-1.93%
Fomento Economico Mexicano, S.A.B. de C.V., ADR	166,736	6,235,926
Grupo Modelo, S.A. de C.V., Series C	253,000	1,214,717
		7,450,643
Construction & Engineering-1.36%
Empresas ICA S.A.B. de C.V.†	150,000	904,693
Empresas ICA S.A.B. de C.V., ADR†	180,055	4,321,320
		5,226,013
Construction Materials-3.04%
Cemex SAB de C.V., ADR†	392,306	11,737,796

Diversified Telecommunication-0.30%
Axtel, S.A.B. de C.V., CPO†	36,200	277,261
Teléfonos de México SAB de CV, Class L, ADR	26,600	874,342
		1,151,603
Food & Staples Retailing-1.75%
Controladora Comercial Mexicana S.A. de C.V.	758,700	2,012,857
Wal-Mart de México, SAB de CV, Series V	974,630	3,574,203
Wal-Mart de México, SAB de CV, Series V, ADR	31,190	1,143,812
		6,730,872
Hotels, Restaurants & Leisure-0.39%
Alsea de México, S.A.B. de C.V.	920,400	1,521,002

Household Durables-1.70%
Consorcio ARA, S.A. de C.V.	922,800	1,236,347
Corporación GEO, S.A. de C.V., Series B†	582,000	2,554,282
Urbi, Desarrollos Urbanos, S.A. de C.V.†	760,257	2,755,368
		6,545,997
Media-0.83%
Grupo Televisa S.A., ADR	105,100	2,540,267
Grupo Televisa S.A., CPO	139,500	670,412
		3,210,679
Metals & Mining-1.59%
Grupo Mexico SAB de CV, Class B	854,962	6,137,784

Transportation Infrastructure-1.36%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	77,545	2,233,296
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	55,200	3,013,920
		5,247,216
Wireless Telecommunication Services-7.36%
América Móvil SAB de C.V., Series L	6,220,823	19,849,242
América Móvil SAB de C.V., Series L, ADR	133,500	8,544,000
		28,393,242
Total Mexico (Cost $44,836,872)		83,352,847

Peru-0.58%
Commercial Banks-0.31%
Credicorp Limited	17,500	1,184,750

Diversified Financial Services-0.27%
Intergroup Financial Services Corporation† ††	63,000	1,033,200

Total Peru (Cost $1,610,990)		2,217,950

Venezuela-0.56%
Commercial Banks-0.56%
Mercantil Servicios Financieros, C.A., ADR (Cost $1,240,868)	363,580	2,167,300

Global-0.21%
Venture Capital-0.21%
Emerging Markets Ventures I L.P.†‡# (Cost $1,251,940)	2,237,292	809,586

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $189,479,172)		378,623,284

SHORT-TERM INVESTMENTS-1.09%

Chilean Mutual Fund-0.03%
Fondo Mutuo Corporativo BancoEstado (Cost $134,712)	62,481	140,380

Principal Amount (000’s)

Grand Cayman-1.06%
Citibank N.A., overnight deposit, 4.12%, 10/1/07 (Cost $4,077,000)	$4,077	4,077,000

Total Short-Term Investments
(Cost $4,211,712)	4,217,380

Total Investments-99.25%
(Cost $193,690,884)	382,840,664

Cash and Other Assets in Excess of Liabilities - 0.75%	2,878,146

NET ASSETS-100.00%	$385,718,810

†	Non-income producing security.
††	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#	As of September 30, 2007, the aggregate amount of open commitments for the Fund is $954,030.
ADR	American Depositary Receipts.
BDR	Brazilian Depositary Receipts.
CPO	Ordinary Participation Certificates.
GDR	Global Depositary Receipts.
ON	Ordinary Shares.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Number of Shares	Acquisition Date(s)	Cost	Fair Value at 09/30/07	Value Per Share	Percent of Net Assets	Distributions Received	Open Commitments

Emerging Markets Ventures I L.P.	2,237,292	01/22/98-01/10/06	$1,251,940	$809,586	$0.36	0.21%	$1,796,362	$262,708

J.P. Morgan Latin America
Capital Partners (Cayman), L.P.	948,642	04/10/00-12/21/06	489,574	244,361	0.26	0.06%	1,369,272	—

J.P. Morgan Latin America
Capital Partners (Delaware), L.P.	1,489,801	04/10/00-12/21/06	692,197	730,867	0.49	0.19%	1,305,115	691,322

Total			$2,433,711	$1,784,814		0.46%	$4,470,749	$954,030

The Fund may incur certain costs in connection with the disposition of the above securities.

Federal Income Tax Cost - At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $193,690,884, $190,987,377, $(1,837,597) and $189,149,780, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                  Controls and Procedures

(a)                            As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                  Exhibits

1.                             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LATIN AMERICA EQUITY FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 26, 2007